Filed with the Securities and Exchange Commission on January 29, 2002

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                                      1933 Act File No. 33-22095
                                                      1940 Act File No. 811-8065

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ ]
          Pre-Effective Amendment No. __                              [ ]
          Post-Effective Amendment No. 13                             [X]
                                       and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]

          Amendment No. 13                                            [X]

                       IMPACT MANAGEMENT INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

             333 West Vine Street, Suite 206, Lexington, KY   40507
             ------------------------------------------------------
             (Address of Principal Executive Offices)    (Zip Code)

       Registrant's Telephone Number, including Area Code: (859) 254-2240

         Gerald L. Bowyer, Chairman                  Copy to:
         Impact Management                           Joseph V. Del Raso, Esq.
         Investment Trust                            Pepper Hamilton LLP
         333 West Vine Street                        3000 Two Logan Square
         Suite 206                                   Eighteenth and Arch Streets
         Lexington, KY 40507                         Philadelphia, PA 19103
         (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

     [ ]  immediately upon filing pursuant to paragraph (b)
     [ ]  on (date) pursuant to paragraph (b)
     [ ]  60 days after filing pursuant to paragraph (a)(1)
     [X]  on February __, 2002 pursuant to paragraph (a)(1)
     [ ]  75 days after filing pursuant to paragraph (a)(2)
     [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

[If appropriate, check the following box:]

     [ ] This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

================================================================================

                                THE IMPACT FUNDS

                                 IMPACT 25 FUND
                                 CLASS A SHARES
                                 CLASS F SHARES

================================================================================


                                   PROSPECTUS

                           _____________________, 2002



                                  800-556-5856
                                   (TOLL FREE)



     THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS
                                -----------------
                                                                            Page
                                                                            ----

PORTFOLIO SUMMARY..............................................................3

   Investment Objective and Principal Strategies...............................3
   Principal Risks.............................................................3
   Portfolio Expenses..........................................................4

INVESTMENT POLICIES AND RISKS..................................................6

   Risk Factors................................................................7

MANAGEMENT OF THE PORTFOLIO....................................................8

   Investment Adviser..........................................................8
   Sub-Investment Adviser......................................................8
   Portfolio Managers..........................................................8
   Advisory Fees...............................................................9

PRICING PORTFOLIO SHARES.......................................................9


HOW TO PURCHASE SHARES........................................................10

   Choosing a Share Class.....................................................10
   Purchase of Class A Shares.................................................11
   Purchase of Class F Shares.................................................11
   Exchange...................................................................11
   Purchasing By Mail.........................................................12
   Purchasing By Wire.........................................................12

HOW TO REDEEM SHARES..........................................................13

   Written Requests...........................................................13
   Signatures.................................................................13
   Telephone Redemptions......................................................14
   Redemption In Kind.........................................................14
   Receiving Payment..........................................................15
   Accounts With Low Balances.................................................15

DISTRIBUTION ARRANGEMENTS.....................................................16

   Sales Charges - Class A Shares.............................................16
   Class A Purchases Not Subject to Sales Charges.............................16
   Class A Contingent Deferred Sales Charges..................................16
   Sales Charge Reductions and Waivers........................................16
   Plans of Distribution......................................................17

DIVIDENDS, DISTRIBUTIONS AND TAXES............................................18

   Dividends and Distributions................................................18
   Tax Consequences...........................................................18
   Cusips.....................................................................19

                                PORTFOLIO SUMMARY
                                -----------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

     The investment objective of the IMPACT 25 Fund (the "Portfolio"), a series of the Impact Management Investment Trust ("IMIT"), is to provide long-term capital growth. The Portfolio seeks to achieve its objective by investing primarily in equity securities selected for their potential for price appreciation and protection relative to the universe of securities of U.S. companies available in the market. The Portfolio will normally hold a core group of 12 to 25 common stocks of U.S. companies. The Portfolio analyzes historical and projected earnings, price/earnings relationships, industry potential, current and expected market share, competition and the quality of management to select these common stocks. There are no limitations on the size of the companies in which the Portfolio may invest. During periods when the stock market is rising, the Portfolio may invest primarily in small and mid-size U.S. companies, move back and forth between growth and value stocks or invest in both growth and value stocks.

     The portfolio managers may choose to sell a stock when:

     o It becomes overvalued relative to what the portfolio manager considers to be its future earnings potential;

     o It exhibits a number of unattractive factors or attributes that are forecast to contribute to relative under-performance;

     o The portfolio managers identify a stronger holding (which could include cash); or

     o The portfolio managers discover something negative about the company that invalidates the original reason for the purchase or detracts from the growth estimates.

     Although providing current income is not an objective of the Portfolio, the Portfolio may earn dividend income generated by its equity holdings and/or interest income generated by its invested cash positions. During periods of adverse market conditions, the Portfolio temporarily may hold a substantial percentage of its assets in cash or money market securities, at which time it is not likely to achieve growth of capital

PRINCIPAL RISKS

     o The Portfolio's share price will fluctuate in response to political developments, regulatory issues, market conditions, economic conditions and financial conditions of issuers of the Portfolio's investments.

     o The Portfolio is non-diversified and may concentrate its investments in a limited number of issuers or a particular industry or industries. Consequently, the Portfolio may be more sensitive to changes in the market price of its portfolio securities than a diversified fund.

     o The stocks of small and mid-size companies historically have been more volatile in price than stocks of larger companies.

     o Growth-oriented investments may be more volatile than the rest of the U.S. stock market.

     o Shifts between growth and value stocks, large and small cap stocks, as well as converting equity holdings of the Portfolio into cash or fixed income instruments can cause fluctuations in the Portfolio's price per share.

     o As with an investment in any mutual fund, there is risk of loss of all or part of your investment.

PORTFOLIO EXPENSES

     This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT) (1)
--------------------------------------------------------------------------------
                                                  CLASS A           CLASS F
--------------------------------------------------------------------------------

Maximum sales charge (load)  imposed on
Purchases (as a percentage of offering price)     5.75% (2)         none

Maximum deferred sales charge                     none (3)          none

Maximum sales charge imposed on reinvested
dividends.........                                none              none

Redemption or exchange fee                        none              none


ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                  CLASS A           CLASS F
--------------------------------------------------------------------------------

Management Fees(4)                                0.80%             0.80%
Distribution (12b-1) Fees (5)                     0.25%             0.50%
Other Expenses (6)                                0.75%             0.75%
Total Annual Fund Operating Expenses              1.80%             2.05%
--------------------------------------------------------------------------------

     1. Brokers which have not entered into a selling dealer agreement with the Portfolio's principal distributor may impose a charge on the purchase of shares. If such a fee is charged, it will be charged directly by the broker, and not by the Portfolio.

     2. Reduced for purchases of $25,000 or more, decreasing to zero for purchases over $ 1 million. See "Distribution Arrangements."

     3.   A  contingent   deferred   sales  charge  of  1%  applies  on  certain
          redemptions made within 12 months following the purchase of $1 million or more made without a sales charge.

     4. Based on the estimated amount for the current fiscal year after waivers and reimbursements.

     5. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc. See "Distribution Arrangements. Class A and F 12b-1 fees may not exceed 0.25% and 0.50% respectively of the shares average net assets.

     6.   Based on the estimated amount for the current fiscal year.

EXAMPLE
-------

     This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

     You would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) full redemption at the end of each time period, (3) reinvestment of all dividends and capital gain distributions, and (4) operating expenses remain the same. Actual expenses in the future may be greater or lesser than those shown.

                         1 Year         3 Years
                         ------         -------
Class A:                   $185            $582
Class F:                   $210            $663

     With respect to Class A shares, the example does not reflect sales charges (loads) imposed on reinvestment of dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. This example should not be considered a representation of past or future expenses or performance.

                          INVESTMENT POLICIES AND RISKS
                          -----------------------------

     The Portfolio seeks to achieve its objective of long-term capital growth by investing primarily in equity securities selected for their potential for price appreciation and protection relative to the universe of securities of U.S. companies available in the market. The Portfolio will invest at least 65% of its assets in a core group of at least 12, and no more than 25, common stocks of U.S. issuers. In addition to common stocks, the Portfolio may invest in other types of equity securities, including preferred stocks, warrants or other convertible securities.

     The Portfolio is permitted to invest in companies of any size, from larger well-established companies to smaller emerging growth companies. It is anticipated that the Portfolio will be more fully invested in small and mid-size companies during favorable market periods.

     The Portfolio is classified as "non-diversified" because the proportion of its assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940. The Portfolio may concentrate its investment in a particular industry or industries.

     The portfolio managers utilize outside research in their allocation and selection process which includes analyzing historical and projected earnings, price/earnings relationships, industry potential, current and expected market share, competition and the quality of management. The portfolio managers then monitor these factors to verify that each investment remains consistent with the fundamental understanding of the company.

     PORTFOLIO TURNOVER. Although the Portfolio does not intend to invest for the purpose of seeking short-term profits, securities held by it will be sold whenever the adviser and/or sub-adviser believes it is appropriate to do so in light of the Portfolio's investment objective, without regard to the length of time a particular security may have been held.

     The Portfolio does not attempt to set or meet any specific portfolio turnover rate, since turnover is incidental to transactions undertaken in an attempt to achieve the Portfolio's investment objective. A higher turnover rate (100% or more) increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Portfolio shareholders. With frequent trading activity, a greater proportion of any dividends that you receive from the Portfolio will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. It is expected that under normal market conditions, the annual turnover rate for the Portfolio will approximate 100%.

     TEMPORARY INVESTMENTS. For temporary defensive purposes, when the sub-adviser determines that market conditions so warrant, the Portfolio may invest up to 100% of its assets in cash, cash items, and money market and/or fixed income instruments. When following such a defensive strategy (which may be as long as 24 months during a major bear market period), the Portfolio will be less likely to achieve its investment objective of capital growth. These investment policies are non-fundamental and may be changed by the Board of Trustees without the approval of shareholders.

RISK FACTORS

     The Portfolio is managed with a view to long-term growth with a minimum ten-year investment horizon. The Portfolio's net asset value will fluctuate to reflect the investment performance of the securities held by the Portfolio, so that the value that a shareholder receives upon redemption may be less than the value of such shares when purchased. Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time.

     As a non-diversified fund, the Portfolio may invest a greater percentage of its assets in a single issuer and invest in fewer companies than a diversified fund. Consequently, a decline in the value of a single stock held by the Portfolio may have a greater impact on the Portfolio's share price than on the share price of a diversified fund.

     Investment in the securities of small and mid-sized companies have historically been more volatile than larger companies, so there may be greater risk of a decline in the stock prices of small or mid-size companies than stocks of larger companies.

     Growth stocks may under-perform during periods when the market favors value stocks (and vice versa), and so to the extent that the portfolio managers sell growth stocks or value stocks before they reach their market peak, the Portfolio may miss opportunities for higher performance. Similarly, small or mid-cap stocks may under-perform during periods when the market favors large-cap stocks (and vice versa) and so to the extent that the portfolio managers sell small or mid-cap stocks or large-cap stocks before they reach their market peak, the Portfolio may miss opportunities for higher performance.

     As with an investment in any mutual fund, there is risk of loss of all or part of your investment.

     If the portfolio managers invest in cash, money market, and/or fixed income instruments at inappropriate times or judge market conditions incorrectly, such investments may lower the Portfolio's performance.

                           MANAGEMENT OF THE PORTFOLIO
                           ---------------------------

INVESTMENT ADVISER

     Equity Assets Management, Inc. (EAM) is the Portfolio's investment adviser. Subject to the authority of the Board of Trustees, EAM is responsible for the management of the Portfolio's business affairs. Under the terms of its investment advisory agreement, EAM arranges for the management of the investments and reinvestment of the assets contained in the Portfolio, and the review, supervision and administration of the Portfolio's investment program. EAM is a professional investment manager and a registered investment adviser formed in 2000 to succeed to the advisory business of its parent and predecessors. In addition to advising the portfolio, EAM provides investment advisory services to individuals, corporations, foundations, limited partnerships, and individual retirement, corporate, and group pension and profit sharing plans. EAM reviews the management of the Portfolio based upon the principles of competence, trust and value. EAM's principal is located at 2155 Resort Drive, Suite 108, Steamboat Springs, CO 80487.

SUB-INVESTMENT ADVISER

     Denali Advisors LLC ("Denali"), 4350 La Jolla Village Drive, Suite 970, San Diego, California 92122 is the Portfolio's sub-investment adviser. Denali is a registered investment adviser founded in 2001. Denali provides discretionary investment management services primarily to institutional clients. Denali has no prior experience in providing investment management services to registered management investment companies. Robert Snigaroff, co-founder, President and Chief Investment Officer of Denali has over 11 years of investment management experience (see "Portfolio Managers" below). Mr. Snigaroff directs day-to-day investment activities for a number of clients approximating $280 million in assets as of August 31, 2001.

     Subject to the authority of the Board of Trustees of IMIT, Denali manages the Portfolio's Invested Assets in accordance with the Portfolio's investment objectives and policies described above. The sub-adviser provides the Portfolio with on-going research, analysis, advice and judgments regarding the Portfolio's investments. The sub-adviser also purchases and sells securities on behalf of the Portfolio.

PORTFOLIO MANAGERS

     The portfolio managers of the Portfolio are:

     Robert Snigaroff, President and Chief Investment Officer at Denali since March 2001. Prior to co-founding Denali, Mr. Snigaroff worked the San Diego County Employee Retirement Account, a $4 billion pension fund from 1995 to 2001, serving as an investment officer from 1995 to 1997, and as Chief Investment Officer from 1997 to 2001. From 1991 to 1995, Mr. Snigaroff worked the $15 billion Alaska Permanent Fund oil savings pool as an Assistant Investment Officer. Mr. Snigaroff holds an MBA from the University of Southern California.

     Mike Munson, Vice President and Portfolio Manager at Denali since March 2001. Prior to co-founding Denali, Mr. Munson was a portfolio manager for the San Diego County

Employee Retirement Account from 1999 to 2001 and worked with Robert Snigaroff. From 1995 to 1997, he worked for Transamerica as a financial analyst. From 1997 to 1999, he was a full-time student in graduate school. Mr. Munson holds an MBA from UCLA and a B.S. in Mathematics from Harvey Mudd.

     John Chiu, Director of Research at Denali since June 2001. Prior to joining Denali, Mr. Chiu was an Associate Director at First Quadrant from 1999 to 2000 and worked as Quantitative Research Analyst from 1994 to 1999, also at First Quadrant. Mr. Chiu holds an M.S. in Physics (Ph.D. Candidate) from Caltech.

ADVISORY FEES

     Under the Portfolio's investment advisory contract, the Portfolio pays EAM a base fee which on an annual basis equals 1.20% of the Portfolio's average daily net assets, and which is adjusted monthly depending on the Portfolio's investment performance compared to the S&P 500 Index. As a result of the performance fee adjustment, the annual advisory fee rate could be as high as 1.90%, but will not be less than 0.50%, of the Portfolio's average daily net assets. Pursuant to the investment advisory contract, the adviser may voluntarily waive some or all of its fees. The sub-adviser's fee is 50% of the adviser fee and is paid by the adviser out of its fees.

                            PRICING PORTFOLIO SHARES
                            ------------------------

     Class F shares are sold at net asset value per share, while Class A shares are sold at the offering price per share. The offering price per share consists of the net asset value per share next computed after an order is received, plus any applicable front-end sales charges. The methodology and procedures for determining net asset value are identical for each class of shares of the Portfolio, but because the distribution expenses and other costs allocable to each class varies, the net asset value for each class likewise will vary.

     Net asset value fluctuates. The net asset value for shares of the Portfolio are determined by calculating the value of all securities and other assets of the Portfolio, subtracting the liabilities of the Portfolio, and dividing the remainder by the total number of shares outstanding. Expenses and fees of each class of the Portfolio, including the advisory, distribution and administrative fees, are accrued daily and taken into account for the purpose of determining the net asset value.

     Portfolio securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter market, will be valued at the mean between the last closing bid and asked prices in the market on that day, if any. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market value as determined in good faith by, or under procedures established by, the Board of Trustees. In determining fair value, the Trustees may employ an independent pricing service.

     Money market securities with less than sixty days remaining to maturity when acquired by the Portfolio will be valued on an amortized cost basis by the Portfolio, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If the Portfolio acquires a money market security with more than sixty days remaining to its maturity, it will be valued at current market until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Trustees determine during such 60-day period that this amortized cost value does not represent fair market value.

     The offering price and net asset value of shares of each class of the Portfolio is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange (the "Exchange"), Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Portfolio's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays when the Exchange is closed: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                             HOW TO PURCHASE SHARES
                             ----------------------

CHOOSING A SHARE CLASS

     Shares of the Portfolio are distributed through IMPACT Financial Network, Inc. ("IFNI"), the Portfolio's distributor. In this prospectus the Portfolio offers three classes of shares. Each share class represents an investment in the same portfolio of securities, but each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. When you purchase shares of the Portfolio, you must choose a share class. If none is chosen, your investment will be made in Class A shares.

     Shares of the fund may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you purchase shares of the fund.

     Factors you should consider in choosing a class of shares include:

     o    How long you expect to own the shares.
     o    How much you intend to invest.
     o    Total expenses associated with owning shares of each class.
     o Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver).
     o That Class F shares are generally only available to fee-based programs of investment firms that have special agreements with the Portfolio distributor and certain registered investment advisers.
     o Each investor's financial considerations are different. You should speak with your financial adviser to help you decide which share class is best for you.

SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES

--------------------------------------------------------------------------------
CLASS A SHARES
--------------------------------------------------------------------------------
INITIAL SALES CHARGE                UP TO 5.75%(REDUCED OR ELIMINATED FOR
                                    PURCHASES OF $25,000 OR MORE)

CONTINGENT DEFERRED SALES CHARGE    NONE (EXCEPT ON CERTAIN REDEMPTIONS OF
                                    PURCHASES OF $ 1 MILLION OR MORE BOUGHT
                                    WITHOUT AN INITIAL SALES CHARGE)

12B-1 FEES                          UP TO 0.25% ANNUALLY

DIVIDENDS                           HIGHER THAN CLASS F DUE TO LOWER
                                    DISTRIBUTION FEES

PURCHASE MAXIMUM                    NONE

CONVERSIONS                         NONE

--------------------------------------------------------------------------------
CLASS F SHARES
--------------------------------------------------------------------------------
INITIAL SALES CHARGE                NONE

CONTINGENT DEFERRED SALES CHARGE    NONE

12B-1 FEES                          UP TO 0.50% ANNUALLY

DIVIDENDS                           LOWER THAN CLASS A SHARES DUE TO HIGHER
                                    DISTRIBUTION FEES

PURCHASE MAXIMUM                    NONE

CONVERSIONS                         NONE

PURCHASE OF CLASS A SHARES

     Generally, you may open an account and purchase Class A shares by contacting any investment dealer (whom may impose transaction charges in addition to those described in this prospectus) authorized to sell the Portfolio's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone and bank wire.

PURCHASE OF CLASS F SHARES

     Generally, you may only open an account and purchase Class F shares through fee-based programs of investment firms that have special agreements with the Portfolio's distributor and certain registered investment advisers. These firms and advisers typically charge ongoing fees for services they provide.

EXCHANGE

     Generally, you may exchange your shares into shares of the same class of other funds in The IMPACT Funds Group without a sales charge. Exchanges have the same tax consequences as ordinary sales and purchases.

     The Portfolio and IFNI, the Portfolio's distributor, reserve the right to reject any purchase order for any reason, including purchases which are part of exchange activity that could involve actual or potential harm to the Portfolio.

--------------------------------------------------------------------------------

PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES

TO ESTABLISH AN ACCOUNT (INCLUDING RETIREMENT PLAN ACCOUNTS)          $ 250
  FOR A RETIREMENT PLAN ACCOUNT THROUGH PAYROLL DEDUCTIONS            $  25
TO ADD TO AN ACCOUNT                                                  $  50
  FOR A RETIREMENT PLAN ACCOUNT THROUGH PAYROLL DEDUCTION             $  25

     Purchases will be made in full and fractional shares of the Portfolio calculated to three decimal places. The Portfolio will not issue certificates representing shares of the Portfolio. Quarterly account statements will be sent to each shareholder. In addition, detailed confirmations of each purchase or redemption are sent to each shareholder. Annual confirmations are sent to each shareholder to report dividends paid during that period. The Portfolio reserves the right to reject any purchase request.

PURCHASING BY MAIL

     To purchase shares by mail, complete and sign the attached Application and mail it together with a check made payable to IMPACT 25 FUND: [SPECIFY CLASS A OR F] to: IMPACT MANAGEMENT INVESTMENT TRUST c/o Fifth Third Bank, P.O. Box 632164, Cincinnati, OH 45263-2164.

     Payment for purchases of shares received by mail will be credited to an account at the next share price calculated for the Portfolio after receipt. Payment does not have to be converted into Federal Funds (monies credited to the Portfolio's custodian bank by a Federal Reserve Bank) before the Portfolio will accept it for investment.

PURCHASING BY WIRE

     To purchase shares by wire, contact IMPACT Administrative Services, Inc. ("IASI"), the Portfolio's transfer agent, at 1-800-556-5856 to obtain a shareholder account number and then wire the amount to be invested to IMPACT 25
FUND: [SPECIFY CLASS A OR F] c/o Fifth Third Bank, the Portfolio's Custodian Bank, at the following address:

                         The Fifth Third Bank
                         ABA # 042000314
                         IMPACT 25 Fund:
                         Credit Account #728-62611
                         Account Name (your name)
                         Account Number (your personal account number)

     Forward a completed Application to the Portfolio at the address shown on the form. Federal Funds purchases will be accepted only on a day on which both the Exchange and the Portfolio's custodian bank are open for business.

     Purchases will be made in full and fractional shares of the Portfolio calculated to three decimal places. The Portfolio will not issue certificates representing shares of the Portfolio. Quarterly account statements will be sent to each shareholder. In addition, detailed confirmations of each purchase or redemption are sent to each shareholder. Annual confirmation are sent to each shareholder to report dividends paid during that period. The Portfolio reserves the right to reject any purchase request.

                              HOW TO REDEEM SHARES
                              --------------------

     The Portfolio redeems shares at net asset value as determined at the close of the day on which the Portfolio receives the redemption request. Redemption requests must be received in proper form and can be made by written request.

WRITTEN REQUESTS

     Shares may be redeemed by sending a written request to IASI. Call toll-free at 1-800-556-5856 for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his or her name, the Portfolio name, his or her account number and the share or dollar amount requested.

SIGNATURES

     Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with IASI, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

     o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC)

     o a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

     o a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

     o    any  other  "eligible  guarantor   institution,"  as  defined  in  the
          Securities Exchange Act of 1934.

     The Portfolio does not accept signatures guaranteed by a notary public.

TELEPHONE REDEMPTIONS

     Shareholders who have so indicated on the Application, or have subsequently arranged in writing to do so, may redeem shares by instructing IASI by telephone. To arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request, accompanied by a signature guarantee, must be sent to IASI at the address on the back of this prospectus.

     Neither the Portfolio nor any of its service contractors will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Portfolio will use such procedures as are considered reasonable, including requesting a shareholder to correctly state his or her Portfolio account number, the name in which his or her bank account is registered, his or her banking institution, bank account number and the name in which his or her bank account is registered. To the extent that the Portfolio fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.

     The Portfolio reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Portfolio shares by wire or telephone may be modified or terminated at any time by the Portfolio.

     The Portfolio and IASI have adopted standards for accepting signature guarantees from the above institutions. The Portfolio may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Portfolio and IASI reserve the right to amend these standards at any time without notice.

REDEMPTION IN KIND

     IMIT has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, under which IMIT is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the respective class's net asset value during any 90-day period.

     Any redemption beyond this amount will also be in cash unless Trustees determine that payments should be in kind. In such a case, the Portfolio will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Portfolio determines net asset value. The portfolio instruments will be selected in a manner that Trustees deem fair and equitable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transactions costs.

     To the extent that a fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions. If a fund fails to qualify for such treatment, it is required to pay such taxes.

RECEIVING PAYMENT

     Normally, a check for the redemption proceeds is mailed within one business day, but in no event more than seven calendar days after the receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

     Due to the high cost of maintaining accounts with low balances, the Portfolio may redeem shares in any account and pay the proceeds to the shareholder if the balance falls below the required minimum of $250 due to shareholder redemptions. This procedure would not apply, however, if the balance falls below $250 solely because of a decline in the Portfolio's net asset value. The Portfolio will provide the shareholder with at least 30 days' prior written notice before any such involuntary redemption occurs.

                            DISTRIBUTION ARRANGEMENTS

SALES CHARGES - CLASS A SHARES

     The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below.

                                              Sales Charge as a Percentage of
                                          --------------------------------------
                                                                     Dealer
                                                        Net        Commission
                                          Offering     Amount        as % of
                                            Price     Invested    Offering Price
                                          --------------------------------------
Less than $25,000                           5.75%       6.10%          5.00%
$25,000 but less than $50,000               5.00%       5.26%          4.25%
$50,000 but less than $100,000              4.50%       4.71%          3.75%
$100,000 but less than $250,000             3.50%       3.63%          2.75%
$250,000 but less than $500,000             2.50%       2.56%          2.00%
$500,000 but less than $750,000             2.00%       2.04%          1.60%
$750,000 but less than $1 million           1.50%       1.52%          1.20%
$1 million or more and certain other
 arrangements                               none         None           none

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES

     Investments of $1 million or more may be subject to a 1% contingent deferred sales charge if shares are sold within one year of purchase. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the Portfolio, may invest with no sales charge and are not subject to a deferred contingent sales charge. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plan of Distribution see below.

CLASS A CONTINGENT DEFERRED SALES CHARGES

     A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following the purchase of $1 million or more made without a sales charge. Shares acquired through reinvestment of dividends or capital gains distributions are not subject to a contingent deferred sales charge. The contingent deferred sales charge is based on the original offering price. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first and then shares that you have owned the longest.

SALES CHARGE REDUCTIONS AND WAIVERS

     You must let your investment dealer or IMPACT Administrative Services, Inc. know if you qualify for a reduction in your Class A sales charge.

REDUCING YOUR CLASS A SALES CHARGE

     You and your " immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

AGGREGATE ACCOUNTS

     To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and /or, for instance:

     o Trust accounts established by the above individuals. However, if the person(s) who establish the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;
     o    Solely controlled business accounts; and
     o    Single-participant retirement plans.

CONCURRENT PURCHASES

     You may combine simultaneous purchases of any class of shares of two or more IMPACT funds to qualify for a reduced Class A sales charge.

RIGHTS OF ACCUMULATION

     You may take into account the current value (or if greater, the amount invested less any withdrawals) of your existing holdings in any class of shares of the IMPACT Funds to determine your Class A sales charge.

STATEMENT OF INTENTION

     You can reduce the sales charge you pay in your Class A share purchase by establishing a Statement of Intention. A Statement of Intention allows you to combine all fund purchases for all share classes to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do no apply towards these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

PLANS OF DISTRIBUTION

     The Portfolio has adopted separate plans of distribution ("Plans") pursuant to Rule 12b-1 for the Class A shares, and the Class F shares of the Portfolio under the Investment Company Act of 1940, as amended. Pursuant to each of the Plans, the Portfolio may reimburse IFNI or others for expenses actually incurred by IFNI or others in the promotion and distribution of the Class A and Class F shares of the Portfolio ("distribution expense") and servicing their shareholders by providing personal services and/or maintaining shareholder accounts ("service fees"). With respect to Class A and F shares, the Portfolio reimburses IFNI and others for distribution expenses at an annual rate of up to 0.25% and up to 0.50%, respectively, payable on a monthly basis, of the Portfolio's aggregate average daily net assets attributable to Class A and F shares. Since 12b-1 fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES
                       ----------------------------------

DIVIDENDS AND DISTRIBUTIONS

     Substantially all of the net investment income and capital gains of the Portfolio is distributed at least annually.

     Shareholders automatically receive all dividends and capital gain distributions in additional shares at the net asset value determined on the next business day after the record date, unless the shareholder has elected to take such payment in cash. Shareholders may receive payments for cash distributions in the form of a check.

     Dividends and distributions of the Portfolio are paid on a per share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or distribution of capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

TAX CONSEQUENCES

     The Portfolio will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Distributions from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations. It can be expected that only certain dividends of the Portfolio will qualify for that deduction. Any net capital gains will be distributed annually and will be taxed to shareholders as long-term capital gains, subject to certain limitations regardless of how long the shareholder has held shares and regardless of whether the distributions are received in cash or in additional shares. The Portfolio will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

     The Portfolio intends to qualify for treatment as a regulated investment company so that it will not be subject to federal income tax. If it fails to qualify for such treatment, it is required to pay such taxes.

     Certain securities purchased by the Portfolio may be sold with original Issue discount and thus would not make periodic cash interest payments. If the Portfolio acquired such securities, it would be required to include as part of its current net investment income the accrued discount on such obligations for purposes of the distribution requirement even though the portfolio has not received any interest payments on such obligations during that period. Because the Portfolio distributes all of its net investment income to its shareholders, the Portfolio may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

     Income received on direct U.S. obligations is exempt from income tax at the state level when received directly by the Portfolio and may be exempt, depending on the state, when received by a shareholder as income dividends from the Portfolio provided certain state-specific conditions are satisfied. Not all states permit such income dividends to be as exempt and some require that a certain minimum percentage of an investment company's income be derived from state tax-exempt interest. The Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. You should consult your tax adviser to determine whether any portion of the income dividends received from the Portfolio is considered tax exempt in your particular state.

     Each sale or redemption of the Portfolio's shares is a taxable event to the shareholder. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

CUSIPS

           Class                        Cusip
           -----                        -----
       Class A Shares                 45256A608
       Class F Shares                 45256A707

                       IMPACT MANAGEMENT INVESTMENT TRUST

                                 IMPACT 25 FUND
                         333 West Vine Street, Suite 206
                               Lexington, KY 40507

                               INVESTMENT ADVISER
                         Equity Assets Management, Inc.
                          2155 Resort Drive, Suite 108
                           Steamboat Springs, CO 80487

                                   DISTRIBUTOR
                         IMPACT Financial Network, Inc.
                          2155 Resort Drive, Suite 108
                           Steamboat Springs, CO 80487

           ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                      IMPACT Administrative Services, Inc.
                         333 West Vine Street, Suite 206
                               Lexington, KY 40507

                                    CUSTODIAN
                              The Fifth Third Bank
                            38 Fountain Square Plaza
                              Cincinnati, OH 45263

                                  LEGAL COUNSEL
                               Pepper Hamilton LLP
                              3000 Two Logan Square
                           Philadelphia, PA 19103-7098

     THIS PROSPECTUS CONTAINS THE INFORMATION YOU SHOULD READ AND KNOW BEFORE YOU INVEST IN SHARES OF THE PORTFOLIO. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. THE PORTFOLIO HAS FILED A STATEMENT OF ADDITIONAL INFORMATION WITH THE SECURITIES AND EXCHANGE COMMISSION. THE INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED BY
REFERENCE INTO THIS PROSPECTUS. YOU MAY REQUEST A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION, FREE OF CHARGE, OR MAKE INQUIRIES ABOUT THE PORTFOLIO BY CONTACTING IMPACT ADMINISTRATIVE SERVICES, INC., THE PORTFOLIO'S ADMINISTRATOR, BY CALLING TOLL-FREE 1-800-556-5856.

     INFORMATION ABOUT THE PORTFOLIO (INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION) CAN BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. THE PUBLIC REFERENCE ROOM'S HOURS OF OPERATION MAY BE OBTAINED BY CALLING 1-202-942-8090. REPORTS AND OTHER INFORMATION ABOUT THE PORTFOLIO ARE AVAILABLE ON THE SEC'S INTERNET SITE AT HTTP://WWW.SEC.GOV. COPIES OF THIS INFORMATION MAY BE OBTAINED, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE FOLLOWING E-MAIL ADDRESS: PUBLICINFO@SEC.GOV, OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, D.C. 20549-6009.

SEC File No. 811-8065

================================================================================

                                THE IMPACT FUNDS

                                 IMPACT 25 FUND
                               INSTITUTIONAL CLASS

================================================================================


                                   PROSPECTUS

                             _________________, 2002



                                  800-556-5856
                                   (TOLL FREE)


THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS
                                -----------------

PORTFOLIO SUMMARY..............................................................1

     Investment Objective and Principal Strategies.............................1
     Principal Risks...........................................................1
     Fees and Expenses of the Portfolio........................................2

INVESTMENT POLICIES AND RISKS..................................................3

     Risk Factors..............................................................3

MANAGEMENT OF THE PORTFOLIO....................................................5

     Investment Adviser........................................................5
     Sub-Investment Adviser....................................................5
     Portfolio Managers........................................................5
     Advisory Fees.............................................................6

PRICING PORTFOLIO SHARES.......................................................6


HOW TO PURCHASE SHARES.........................................................6

     General...................................................................6
     Purchasing By Mail........................................................7
     Purchasing by Wire........................................................7

HOW TO REDEEM SHARES...........................................................7

     Written Requests..........................................................8
     Signatures................................................................8
     Telephone Redemptions.....................................................8
     Redemption In Kind........................................................9
     Receiving Payment.........................................................9
     Accounts with Low Balances................................................9
     Transaction Fee on Certain Redemptions....................................9

DIVIDENDS, DISTRIBUTIONS AND TAXES............................................10

     Dividends and Distributions..............................................10
     Tax Consequences.........................................................10
     Cusip....................................................................11

                                PORTFOLIO SUMMARY
                                -----------------

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

     The investment objective of the IMPACT 25 Fund(the "Portfolio"), a series of the Impact Management Investment Trust ("IMIT"), is to provide long-term capital growth. The Portfolio seeks to achieve its objective by investing primarily in equity securities selected for their potential for price appreciation and protection relative to the universe of securities of U.S. companies available in the market. The Portfolio will normally hold a core group of 12 to 25 common stocks of U.S. companies. The Portfolio analyzes historical and projected earnings, price/earnings relationships, industry potential, current and expected market share, competition and the quality of management to select these common stocks. There are no limitations on the size of the companies in which the Portfolio may invest. During periods when the stock market is rising, the Portfolio may invest primarily in small and mid-size U.S. companies, move back and forth between growth and value stocks or invest in both growth and value stocks.

     The portfolio managers may choose to sell a stock when:

     o It becomes overvalued relative to what the portfolio manager considers to be its future earnings potential;

     o It exhibits a number of unattractive factors or attributes that are forecast to contribute to relative under-performance;

     o The portfolio managers identify a stronger holding (which could include cash); or

     o The portfolio managers discover something negative about the company that invalidates the original reason for the purchase or detracts from the growth estimates.

     Although providing current income is not an objective of the Portfolio, the Portfolio may earn dividend income generated by its equity holdings and/or interest income generated by its invested cash positions. During periods of adverse market conditions, the Portfolio temporarily may hold a substantial percentage of its assets in cash or money market securities, at which time it is not likely to achieve growth of capital

PRINCIPAL RISKS

     o The Portfolio's share price will fluctuate in response to political developments, regulatory issues, market conditions, economic conditions and financial conditions of issuers of the Portfolio's investments.

     o The Portfolio is non-diversified and may concentrate its investments in a limited number of issuers or a particular industry or industries. Consequently, the Portfolio may be more sensitive to changes in the market price of its portfolio securities than a diversified fund.

     o The stocks of small and mid-size companies historically have been more volatile in price than stocks of larger companies.

     o Growth-oriented investments may be more volatile than the rest of the U.S. stock market.

     o Shifts between growth and value stocks, large and small cap stocks, as well as converting equity holdings of the Portfolio into cash or fixed income instruments can cause fluctuations in the Portfolio's price per share.

     o As with an investment in any mutual fund, there is risk of loss of all or part of your investment.

FEES AND EXPENSES OF THE PORTFOLIO

     THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD INSTITUTIONAL CLASS SHARES.

Institutional Class Shareholder Fees (paid directly from your investment)(1)

Redemption Fee(2)                                    1.75%

Institutional Class Annual Fund Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Management Fees (3)                                  0.75%
--------------------------------------------------------------------------------

Distribution (12b-1) Fees                            0.00%

Other Expenses  (3)                                  0.25%

Total Annual Fund Operating Expenses                 1.00%
--------------------------------------------------------------------------------

1) Brokers which have not entered into a selling dealer agreement with the Portfolio's principal distributor may impose a charge on the purchase of shares. If such a fee is charged, it will be charged directly by the broker, and not by the Portfolio.

2) Shares of the Portfolio not purchased through reinvested dividends or capital gains distributions and held less than one year are subject to the above redemption fee. This fee is intended to encourage long-term investment in the Portfolio, to avoid transaction and other expenses caused by early redemption, and to facilitate portfolio management. See "How to Redeem Shares" below for more information.

3) Based on the estimated amount for the current fiscal year after waivers or reimbursements.

EXAMPLE
-------

     This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

     You would pay the following expenses on a $10,000 investment, assuming (1) 5% annual return, (2) full redemption at the end of each time period, (3) reinvestment of all dividends and capital gain distributions, and (4) operating expenses remain the same. Actual expenses in the future may be greater or lesser than those shown.

                         1 Year         3 Years
                         ------         -------
Institutional Class:       $103            $324

                          INVESTMENT POLICIES AND RISKS
                          -----------------------------

     The Portfolio seeks to achieve its objective of long-term capital growth by investing primarily in equity securities selected for their potential for price appreciation and protection relative to the universe of securities of U.S. companies available in the market. The Portfolio will invest at least 65% of its assets in a core group of at least 12, and no more than 25, common stocks of U.S. issuers. In addition to common stocks, the Portfolio may invest in other types of equity securities, including preferred stocks, warrants or other convertible securities.

     The Portfolio is permitted to invest in companies of any size, from larger well-established companies to smaller emerging growth companies. It is anticipated that the Portfolio will be more fully invested in small and mid-size companies during favorable market periods.

     The Portfolio is classified as "non-diversified" because the proportion of its assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940. The Portfolio may concentrate its investment in a particular industry or industries.

     The portfolio managers utilize outside research in their allocation and selection process which includes analyzing historical and projected earnings, price/earnings relationships, industry potential, current and expected market share, competition and the quality of management. The portfolio managers then monitor these factors to verify that each investment remains consistent with the fundamental understanding of the company.

     PORTFOLIO TURNOVER. Although the Portfolio does not intend to invest for the purpose of seeking short-term profits, securities held by it will be sold whenever the adviser and/or sub-adviser believes it is appropriate to do so in light of the Portfolio's investment objective, without regard to the length of time a particular security may have been held.

     The Portfolio does not attempt to set or meet any specific portfolio turnover rate, since turnover is incidental to transactions undertaken in an attempt to achieve the Portfolio's investment objective. A higher turnover rate (100% or more) increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Portfolio shareholders. With frequent trading activity, a greater proportion of any dividends that you receive from the Portfolio will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. It is expected that under normal market conditions, the annual turnover rate for the Portfolio will approximate 100%.

     TEMPORARY INVESTMENTS. For temporary defensive purposes, when the sub-adviser determines that market conditions so warrant, the Portfolio may invest up to 100% of its assets in cash, cash items, and money market and/or fixed income instruments. When following such a defensive strategy (which may be as long as 24 months during a major bear market period), the Portfolio will be less likely to achieve its investment objective of capital growth. These investment policies are non-fundamental and may be changed by the Board of Trustees without the approval of shareholders.

RISK FACTORS

     The Portfolio is managed with a view to long-term growth with a minimum ten-year investment horizon. The Portfolio's net asset value will fluctuate to reflect the investment performance of the securities held by the Portfolio, so that the value that a shareholder receives upon redemption may be less than the value of such shares when purchased. Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time.

     As a non-diversified fund, the Portfolio may invest a greater percentage of its assets in a single issuer and invest in fewer companies than a diversified fund. Consequently, a decline in the value of a single stock held by the Portfolio may have a greater impact on the Portfolio's share price than on the share price of a diversified fund.

     Investment in the securities of small and mid-sized companies have historically been more volatile than larger companies, so there may be greater risk of a decline in the stock prices of small or mid-size companies than stocks of larger companies.

     Growth stocks may under-perform during periods when the market favors value stocks (and vice versa), and so to the extent that the portfolio managers sell growth stocks or value stocks before they reach their market peak, the Portfolio may miss opportunities for higher performance. Similarly, small or mid-cap stocks may under-perform during periods when the market favors large-cap stocks (and vice versa) and so to the extent that the portfolio managers sell small or mid-cap stocks or large-cap stocks before they reach their market peak, the Portfolio may miss opportunities for higher performance.

     As with an investment in any mutual fund, there is risk of loss of all or part of your investment.

     If the portfolio managers invest in cash, money market, and/or fixed income instruments at inappropriate times or judge market conditions incorrectly, such investments may lower the Portfolio's performance.

                           MANAGEMENT OF THE PORTFOLIO
                           ---------------------------

INVESTMENT ADVISER

     Equity Assets Management, Inc. (EAM) is the Portfolio's investment adviser. Subject to the authority of the Board of Trustees, EAM is responsible for the management of the Portfolio's business affairs. Under the terms of its investment advisory agreement, EAM arranges for the management of the investments and reinvestment of the assets contained in the Portfolio, and the review, supervision and administration of the Portfolio's investment program. EAM is a professional investment manager and a registered investment adviser formed in 2000 to succeed to the advisory business of its parent and predecessors. In addition to advising the portfolio, EAM provides investment advisory services to individuals, corporations, foundations, limited partnerships, and individual retirement, corporate, and group pension and profit sharing plans. EAM reviews the management of the Portfolio based upon the principles of competence, trust and value. EAM's principal is located at 2155 Resort Drive, Suite 108, Steamboat Springs, CO 80487.

SUB-INVESTMENT ADVISER

     Denali Advisors LLC ("Denali"), 4350 La Jolla Village Drive, Suite 970, San Diego, California 92122 is the Portfolio's sub-investment adviser. Denali is a registered investment adviser founded in 2001. Denali provides discretionary investment management services primarily to institutional clients. Denali has no prior experience in providing investment management services to registered management investment companies. Robert Snigaroff, co-founder, President and Chief Investment Officer of Denali has over 11 years of investment management experience (see "Portfolio Managers" below). Mr. Snigaroff directs day-to-day investment activities for a number of clients approximating $280 million in assets as of August 31, 2001.

     Subject to the authority of the Board of Trustees of IMIT, Denali manages the Portfolio's Invested Assets in accordance with the Portfolio's investment objectives and policies described above. The sub-adviser provides the Portfolio with on-going research, analysis, advice and judgments regarding the Portfolio's investments. The sub-adviser also purchases and sells securities on behalf of the Portfolio.

PORTFOLIO MANAGERS

     The portfolio managers of the Portfolio are:

     Robert Snigaroff, President and Chief Investment Officer at Denali since March 2001. Prior to co-founding Denali, Mr. Snigaroff worked the San Diego County Employee Retirement Account, a $4 billion pension fund from 1995 to 2001, serving as an investment officer from 1995 to 1997, and as Chief Investment Officer from 1997 to 2001. From 1991 to 1995, Mr. Snigaroff worked the $15 billion Alaska Permanent Fund oil savings pool as an Assistant Investment Officer. Mr. Snigaroff holds an MBA from the University of Southern California.

     Mike Munson, Vice President and Portfolio Manager at Denali since March 2001. Prior to co-founding Denali, Mr. Munson was a portfolio manager for the San Diego County Employee Retirement Account from 1999 to 2001 and worked with Robert Snigaroff. From 1995 to 1997, he worked for Transamerica as a financial analyst. From 1997 to 1999, he was a full-time student in graduate school. Mr. Munson holds an MBA from UCLA and a B.S. in Mathematics from Harvey Mudd.

     John Chiu, Director of Research at Denali since June 2001. Prior to joining Denali, Mr. Chiu was an Associate Director at First Quadrant from 1999 to 2000 and worked as Quantitative Research Analyst from 1994 to 1999, also at First Quadrant. Mr. Chiu holds an M.S. in Physics (Ph.D. Candidate) from Caltech.

ADVISORY FEES

     Under the Portfolio's investment advisory contract, the Portfolio pays EAM a base fee which on an annual basis equals 1.20% of the Portfolio's average daily net assets, and which is adjusted monthly depending on the Portfolio's investment performance compared to the S&P 500 Index. As a result of the performance fee adjustment, the annual advisory fee rate could be as high as 1.90%, but will not be less than 0.50%, of the Portfolio's average daily net assets. Pursuant to the investment advisory contract, the adviser may voluntarily waive some or all of its fees. The sub-adviser's fee is 50% of the adviser fee and is paid by the adviser out of its fees.

                            PRICING PORTFOLIO SHARES

     Institutional Class shares are sold at net asset value per share.

     Net asset value fluctuates. The net asset value for shares of the Portfolio are determined by calculating the value of all securities and other assets of the Portfolio, subtracting the liabilities of the Portfolio, and dividing the remainder by the total number of shares outstanding. Expenses and fees of each class of the Portfolio, including the advisory, distribution and administrative fees, are accrued daily and taken into account for the purpose of determining the net asset value.

     Portfolio securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter market, will be valued at the mean between the last closing bid and asked prices in the market on that day, if any. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market value as determined in good faith by, or under procedures established by, the Board of Trustees. In determining fair value, the Trustees may employ an independent pricing service.

     Money market securities with less than sixty days remaining to maturity when acquired by the Portfolio will be valued on an amortized cost basis by the Portfolio, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If the Portfolio acquires a money market security with more than sixty days remaining to its maturity, it will be valued at current market until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Trustees determine during such 60-day period that this amortized cost value does not represent fair market value.

     The offering price and net asset value of the Institutional Class of shares is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange (the "Exchange"), Monday through Friday, except on:
(i) days on which there are not sufficient changes in the value of the Portfolio's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays when the Exchange is closed: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                             HOW TO PURCHASE SHARES
                             ----------------------

GENERAL

     Shares of the Portfolio are distributed through IMPACT Financial Network, Inc. ("IFNI"), the Portfolio's distributor. Shares are sold on days on which the Exchange is open. Institutional Class shares are sold without a sales charge at the net asset value next determined after receipt of a purchase order in proper form by the Portfolio's sub-transfer agent.

     The minimum initial investment for Institutional Class shares is $100,000. Brokers that have not entered into a selling dealer's agreement with IFNI may impose their own charge on the purchase of shares. An institutional investor's minimum investment will be calculated by combining all of the accounts it maintains with the Portfolio. Accounts established through a non-affiliated bank or broker may, therefore, be subject to a smaller minimum investment. Accounts established through a qualified retirement plan and Individual Retirement Accounts ("IRAs") are not subject to the minimum investment requirement. The Portfolio reserves the right to vary the initial investment minimum and the minimum for subsequent investments at any time.

     Additional investments can be made in amounts of at least $25,000 for Institutional Class shares.

     Purchases will be made in full and fractional shares of the Portfolio calculated to three decimal places. The Portfolio will not issue certificates representing shares of the Portfolio. Quarterly account statements will be sent to each shareholder. In addition, detailed confirmations of each purchase or redemption are sent to each shareholder. Annual confirmations are sent to each shareholder to report dividends paid during that period. The Portfolio reserves the right to reject any purchase request.

PURCHASING BY MAIL

     To purchase shares by mail, complete and sign the attached Application and mail it together with a check made payable to IMPACT 25 FUND: [SPECIFY INSTITUTIONAL CLASS] to: IMPACT MANAGEMENT INVESTMENT TRUST c/o Fifth Third Bank, P.O. Box 632164, Cincinnati, OH 45263-2164.

     Payment for purchases of shares received by mail will be credited to an account at the next share price calculated for the Portfolio after receipt. Payment does not have to be converted into Federal Funds (monies credited to the Portfolio's custodian bank by a Federal Reserve Bank) before the Portfolio will accept it for investment.

PURCHASING BY WIRE

     To purchase shares by wire, contact IMPACT Administrative Services, Inc. ("IASI"), the Portfolio's transfer agent, at 1-800-556-5856 to obtain a shareholder account number and then wire the amount to be invested to IMPACT 25
FUND: [SPECIFY INSTITUTIONAL CLASS] c/o Fifth Third Bank, the Portfolio's Custodian Bank, at the following address:

                  The Fifth Third Bank
                  ABA # 042000314 IMPACT 25 FUND:
                  Credit Account #728-62611
                  Account Name (your name)
                  Account Number (your personal account number)

     Forward a completed Application to the Portfolio at the address shown on the form. Federal Funds purchases will be accepted only on a day on which both the Exchange and the Portfolio's custodian bank are open for business.

                              HOW TO REDEEM SHARES
                              --------------------

     The Portfolio redeems shares at net asset value as determined at the close of the day on which the Portfolio receives the redemption request. Redemption requests must be received in proper form and can be made by written request.

WRITTEN REQUESTS

     Shares may be redeemed by sending a written request to IASI. Call toll-free at 1-800-556-5856 for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his or her name, the Portfolio name, his or her account number and the share or dollar amount requested.

SIGNATURES

     Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with IASI, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

     o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC)

     o a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

     o a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

     o    any  other  "eligible  guarantor   institution,"  as  defined  in  the
          Securities Exchange Act of 1934.

     The Portfolio does not accept signatures guaranteed by a notary public.

TELEPHONE REDEMPTIONS

     Shareholders who have so indicated on the Application, or have subsequently arranged in writing to do so, may redeem shares by instructing IASI by telephone. To arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request, accompanied by a signature guarantee, must be sent to IASI at the address on the back of this prospectus.

     Neither the Portfolio nor any of its service contractors will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Portfolio will use such procedures as are considered reasonable, including requesting a shareholder to correctly state his or her Portfolio account number, the name in which his or her bank account is registered, his or her banking institution, bank account number and the name in which his or her bank account is registered. To the extent that the Portfolio fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized.

     The Portfolio reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Portfolio shares by wire or telephone may be modified or terminated at any time by the Portfolio.

     The Portfolio and IASI have adopted standards for accepting signature guarantees from the above institutions. The Portfolio may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Portfolio and IASI reserve the right to amend these standards at any time without notice.

REDEMPTION IN KIND

     The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, under which the IMIT is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the respective class's net asset value during any 90-day period.

     Any redemption beyond this amount will also be in cash unless Trustees determine that payments should be in kind. In such a case, the Portfolio will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Portfolio determines net asset value. The portfolio instruments will be selected in a manner that Trustees deem fair and equitable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transactions costs.

     To the extent that a fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions. If a fund fails to qualify for such treatment, it is required to pay such taxes.

RECEIVING PAYMENT

     Normally, a check for the redemption proceeds is mailed within one business day, but in no event more than seven calendar days after the receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

     Due to the high cost of maintaining accounts with low balances, the Portfolio may redeem shares in any account and pay the proceeds to the shareholder if the balance falls below the required minimum of $100,000 due to shareholder redemptions. This procedure would not apply, however, if the balance falls below $100,000solely because of a decline in the Portfolio's net asset value. The Portfolio will provide the shareholder with at least 30 days' prior written notice before any such involuntary redemption occurs.

TRANSACTION FEE ON CERTAIN REDEMPTIONS

     The Portfolio requires the payment of a transaction fee on redemption of Shares held for less than one year equal to 1.75% of the net asset value of such Shares redeemed at the time of redemption. This additional transaction fee is paid to the Portfolio, NOT to the adviser, distributor or transfer agent. It is NOT a sales charge or a contingent deferred sales charge. The fee does not apply to redeemed Shares that were purchased through reinvested dividends or capital gain distributions. The purpose of the additional transaction fee is to indirectly allocate transaction costs associated with redemptions to those investors making redemptions after holding their shares for a short period, thus protecting existing shareholders. These costs include: (1) brokerage costs: (2) market impact costs -i.e., the decrease in market prices which may result when the Portfolio sells certain securities in order to raise cash to meet the redemption request: (3) the realization of capital gains by the other shareholders in the Portfolio; and (4) the effect of the "bid-ask" spread in the over-the-counter market. The 1.75% amount represents the Portfolio's estimate of the brokerage and othre transaction costs which may be incurred by the Portfolio in disoposing of stocks in which the Portfolio may invest. Withour the additional transaction fee, the Portfolio would generally be selling its shares at a price less than the cost to the Portfolio of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Portfolio. With the additional transaction fee, the transaction costs of selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making redemptions. For purposes of this redemtion feature, shares purchased first will be cosidered to be shares redeemed.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES
                       ----------------------------------

DIVIDENDS AND DISTRIBUTIONS

     Substantially all of the net investment income and capital gains of the Portfolio is distributed at least annually.

     Shareholders automatically receive all dividends and capital gain distributions in additional shares at the net asset value determined on the next business day after the record date, unless the shareholder has elected to take such payment in cash. Shareholders may receive payments for cash distributions in the form of a check.

     Dividends and distributions of the Portfolio are paid on a per share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or distribution of capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

TAX CONSEQUENCES

     The Portfolio will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Distributions from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations. It can be expected that only certain dividends of the Portfolio will qualify for that deduction. Any net capital gains will be distributed annually and will be taxed to shareholders as long-term capital gains, subject to certain limitations regardless of how long the shareholder has held shares and regardless of whether the distributions are received in cash or in additional shares. The Portfolio will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

     The Portfolio intends to qualify for treatment as a regulated investment company so that it will not be subject to federal income tax. If it fails to qualify for such treatment, it is required to pay such taxes.

     Certain securities purchased by the Portfolio may be sold with original Issue discount and thus would not make periodic cash interest payments. If the Portfolio acquired such securities, it would be required to include as part of its current net investment income the accrued discount on such obligations for purposes of the distribution requirement even though the portfolio has not received any interest payments on such obligations during that period. Because the Portfolio distributes all of its net investment income to its shareholders, the Portfolio may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

     Income received on direct U.S. obligations is exempt from income tax at the state level when received directly by the Portfolio and may be exempt, depending on the state, when received by a shareholder as income dividends from the Portfolio provided certain state-specific conditions are satisfied. Not all states permit such income dividends to be as exempt and some require that a certain minimum percentage of an investment company's income be derived from state tax-exempt interest. The Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. You should consult your tax adviser to determine whether any portion of the income dividends received from the Portfolio is considered tax exempt in your particular state.

     Each sale or redemption of the Portfolio's shares is a taxable event to the shareholder. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

CUSIP

             CLASS                       CUSIP
             -----                       -----
 Institutional Class Shares            45256A806

                       IMPACT MANAGEMENT INVESTMENT TRUST
                       ----------------------------------

                                 IMPACT 25 FUND
                         333 West Vine Street, Suite 206
                               Lexington, KY 40507

                               INVESTMENT ADVISER
                         Equity Assets Management, Inc.
                          2155 Resort Drive, Suite 108
                           Steamboat Springs, CO 80487

                                   DISTRIBUTOR
                         IMPACT Financial Network, Inc.
                          2155 Resort Drive, Suite 108
                           Steamboat Springs, CO 80487

           ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                      IMPACT Administrative Services, Inc.
                         333 West Vine Street, Suite 206
                               Lexington, KY 40507

                                    CUSTODIAN
                              The Fifth Third Bank
                            38 Fountain Square Plaza
                              Cincinnati, OH 45263

                                  LEGAL COUNSEL
                               Pepper Hamilton LLP
                              3000 Two Logan Square
                           Philadelphia, PA 19103-7098

     THIS PROSPECTUS CONTAINS THE INFORMATION YOU SHOULD READ AND KNOW BEFORE YOU INVEST IN SHARES OF THE PORTFOLIO. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. THE PORTFOLIO HAS FILED A STATEMENT OF ADDITIONAL INFORMATION WITH THE SECURITIES AND EXCHANGE COMMISSION. THE INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED BY
REFERENCE INTO THIS PROSPECTUS. YOU MAY REQUEST A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION, FREE OF CHARGE, OR MAKE INQUIRIES ABOUT THE PORTFOLIO BY CONTACTING IMPACT ADMINISTRATIVE SERVICES, INC., THE PORTFOLIO'S ADMINISTRATOR, BY CALLING TOLL-FREE 1-800-556-5856.

     INFORMATION ABOUT THE PORTFOLIO (INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION) CAN BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. THE PUBLIC REFERENCE ROOM'S HOURS OF OPERATION MAY BE OBTAINED BY CALLING 1-202-942-8090. REPORTS AND OTHER INFORMATION ABOUT THE PORTFOLIO ARE AVAILABLE ON THE SEC'S INTERNET SITE AT HTTP://WWW.SEC.GOV. COPIES OF THIS INFORMATION MAY BE OBTAINED, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE FOLLOWING E-MAIL ADDRESS: PUBLICINFO@SEC.GOV, OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, D.C. 20549-6009.

SEC File No. 811-8065

                       IMPACT MANAGEMENT INVESTMENT TRUST

                                 IMPACT 25 FUND

                                 Class A Shares
                                 Class F Shares
                           Institutional Class Shares

                       STATEMENT OF ADDITIONAL INFORMATION

                               _____________, 2002



This Statement of Additional Information is not a prospectus, but supplements and should be read in conjunction with the prospectus for the IMPACT 25 Fund dated ______________, 2002. To receive a copy of the prospectus, call toll-free, at 1-800-556-5856. Retain this Statement of Additional Information for future reference.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

INFORMATION ABOUT THE TRUST....................................................1

INVESTMENT STRATEGIES, POLICIES AND RISKS......................................1

   Restricted And Illiquid Securities..........................................1
   Temporary Investments.......................................................1
   Money Market Instruments....................................................1
   U.S. Government Obligations.................................................1
   Repurchase Agreements.......................................................2
   Securities Of Other Investment Companies....................................3
   Portfolio Turnover..........................................................3

INVESTMENT LIMITATIONS.........................................................3

   Concentration Of Investments................................................3
   Investing In Real Estate....................................................4
   Buying On Margin............................................................4
   Selling Short...............................................................4
   Issuing Senior Securities And Borrowing Money...............................4
   Lending Cash Or Securities..................................................4
   Underwriting................................................................4
   Commodities Or Commodity Contracts..........................................4

MANAGEMENT OF THE PORTFOLIO....................................................5

TRUST OWNERSHIP................................................................6

INVESTMENT ADVISORY SERVICES...................................................7

DISTRIBUTION OF SHARES.........................................................8

CODES OF ETHICS...............................................................10

ADMINISTRATIVE SERVICES, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT.........10

   Custodian..................................................................11
   Independent Auditors.......................................................11

BROKERAGE TRANSACTIONS........................................................11

SHARES OF BENEFICIAL INTEREST.................................................11

   General Information........................................................11
   Voting Rights..............................................................12
   Massachusetts Partnership Law..............................................13

                                                                            Page
                                                                            ----

PURCHASING SHARES.............................................................13

REDEEMING SHARES..............................................................13

TRANSACTION FEE ON CERTAIN REDEMPTIONS........................................13

TAX STATUS....................................................................14

PERFORMANCE INFORMATION.......................................................15

   Performance Comparisons....................................................15

                           INFORMATION ABOUT THE TRUST

     IMPACT 25 Fund (the "Portfolio") is a non-diversified portfolio of Impact Management Investment Trust ("IMIT"). IMIT was established as a Massachusetts business trust under a Declaration of Trust dated December 18, 1996. IMIT is an open-end management investment company. As of the date of this Statement of Additional Information, IMIT consists of four series, the IMPACT Total Return Portfolio, Schneider Large Cap Variable Fund, IMPACT 25 Fund and IMPACT 25 Variable Fund.

                    INVESTMENT STRATEGIES, POLICIES AND RISKS

     RESTRICTED AND ILLIQUID SECURITIES. The Portfolio expects that any restricted securities acquired would be either from institutional investors who originally acquired the securities in private placements or directly from the issuers of the securities in private placements. Restricted securities and other securities that are not readily marketable may sell at a discount from the price they would bring if freely marketable. The Portfolio will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, and certain restricted securities not determined by Trustees to be liquid.

     TEMPORARY INVESTMENTS. The Portfolio may invest in the following temporary investments for defensive purposes:

Money Market Instruments
------------------------

     The Portfolio may invest in the following money market instruments:

     o instruments of domestic and foreign banks and savings and loans if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured in full by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC"), or the Savings Association Insurance Fund, which is administered by the FDIC; and

     o prime commercial paper (rated A-1 by Standard and Poor's Ratings Group, Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service, Inc.).

U.S. Government Obligations
---------------------------

     The types of U.S. government obligations in which the Portfolio may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

     o    the full faith and credit of the U.S. Treasury;

     o    the issuer's right to borrow from the U.S. Treasury;

     o the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

     o    the credit of the agency or instrumentality issuing the obligations.

     Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

     o    Federal Farm Credit Banks;

     o    Federal Home Loan Banks;

     o    Federal National Mortgage Association;

     o    Student Loan Marketing Association; and

     o    Federal Home Loan Mortgage Corporation.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Portfolio may purchase and sell securities on a "when issued" or "delayed delivery" basis. "When-issued" refers to securities whose terms and indenture are available, and for which a market exists, but which are not available for immediate delivery. When-issued transactions may be expected to occur a month or more before delivery is due. Delayed delivery is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by the Portfolio until it receives payment or delivery from the other party to any of the above transactions. It is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. The Portfolio will maintain a separate account of cash or liquid securities at least equal to the value of purchase commitments until payment is made. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery is made although the Portfolio may earn income on securities it has deposited in a segregated account.

     The Portfolio may engage in these types of purchases in order to buy securities that fit with its investment objectives at attractive prices - not to increase its investment leverage. The Portfolio does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

     REPURCHASE AGREEMENTS. The Portfolio may invest in repurchase agreements collateralized by U.S. Government securities, certificates of deposit, and certain bankers' acceptances and other securities outlined above under
"Temporary Investments." In a repurchase agreement, the Portfolio buys a security and simultaneously commits to sell that security back at an agreed upon price plus an agreed upon market rate of interest. Under a repurchase agreement, the seller is required to maintain the value of securities subject to the agreement at not less than 100% of the repurchase price. The value of the securities purchased will be evaluated daily, and the adviser will, if necessary, require the seller to maintain additional securities to ensure that the value is in compliance with the previous sentence. The use of repurchase agreements involves certain risks. For example, a default by the seller of the agreement may cause the Portfolio to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Portfolio might also incur disposition costs in liquidating the collateral. While the Portfolio's management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures. The Portfolio will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Portfolio's investment adviser to be creditworthy pursuant to guidelines established by the Board of Trustees (the "Trustees").

     SECURITIES OF OTHER INVESTMENT COMPANIES. The Portfolio may invest up to 10% of its assets in securities of other investment companies. Since all investment companies incur certain operating expenses, such as management fees and accounting fees, similar to the expenses of the Portfolio, any investment by the Portfolio in shares of another investment company would involve duplication of such expenses.

     PORTFOLIO TURNOVER. Although the Portfolio does not intend to invest for the purpose of seeking short-term profits, securities held by it will be sold whenever the adviser and/or sub-adviser believes it is appropriate to do so in light of the Portfolio's investment objective, without regard to the length of time a particular security may have been held. The Portfolio does not attempt to set or meet any specific portfolio turnover rate, since turnover is incidental to transactions undertaken in an attempt to achieve the Portfolio's investment objective. A higher turnover rate (100% or more) increases transaction costs (i.e., brokerage commissions) and adverse tax consequences for Portfolio shareholders. With frequent trading activity, a greater proportion of any dividends that you receive from the Portfolio will be characterized as ordinary income, which is taxed at higher rates than long-term capital gains. It is expected that under normal market conditions, the annual turnover rate for the portfolio will approximate 100%.

                             INVESTMENT LIMITATIONS

     The investment objectives of the Portfolio and certain investment limitations set forth herein are fundamental policies of the Portfolio. The Portfolio's fundamental limitations cannot be changed without the consent of the holders of a majority of the Portfolio's outstanding shares.

     The following limitations are fundamental policies of the Portfolio.

CONCENTRATION OF INVESTMENTS
----------------------------

     The Portfolio will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets at the time of purchase would be invested in any one industry. However, the Portfolio may at times invest 25% or more of the value of its total net assets in cash or cash items (not including certificates of deposit), securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or repurchase agreements secured by such instruments.

INVESTING IN REAL ESTATE
------------------------

     The Portfolio will not purchase or sell real estate, although it may invest in the securities of companies whose business involves the purchase or sale of real estate, or in securities which are secured by real estate or interests in real estate.

BUYING ON MARGIN
----------------

     The Portfolio will not purchase any securities on margin but may obtain such short-term credits as may be necessary for the clearance of transactions.

SELLING SHORT
-------------

     The Portfolio will not sell securities short.

ISSUING SENIOR SECURITIES AND BORROWING MONEY
---------------------------------------------

     The Portfolio will not issue senior securities, except as permitted by its investment objective and policies, and except that the Portfolio may borrow money only in amounts up to one-third of the value of its net assets, including the amounts borrowed. Any such borrowings shall be from banks. The Portfolio will borrow money only as a temporary, extraordinary, or emergency measure, to facilitate management of the portfolio by enabling the Portfolio to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Portfolio will not purchase any securities while any such borrowings are outstanding.

LENDING CASH OR SECURITIES
--------------------------

     The Portfolio may not lend any of its assets except portfolio securities; however, it is not anticipated that the Portfolio will lend its portfolio securities.

UNDERWRITING
------------

     The Portfolio will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

COMMODITIES OR COMMODITY CONTRACTS
----------------------------------

     The Portfolio will not purchase or sell any commodities, or commodities contracts, including futures.

     For purposes of its policies and limitations, the Portfolio considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. The Portfolio has no present intent to borrow money in excess of 5% of the value of its total assets.

                           MANAGEMENT OF THE PORTFOLIO

IMIT and the Portfolio are managed by a Board of Trustees. The Trustees appoint officers to the Portfolio, and oversee the management and operations of the Portfolio. Officers and Trustees are listed with their addresses, birthdates, present positions with IMIT, and principal occupations.

Name:             Gerald L. Bowyer*
Birthdate:        August 31, 1962
Address:          820 Pine Hollow Road
                  McKees Rocks, PA 15136
Position with
Portfolio:        Chairman of the Board of Trustees and Chief Economic Adviser
Occupation:       Host of "The Jerry Bowyer  Program",  a daily Pittsburgh radio program launched in 1999, focusing on business, leadership, politics and current events. President, Allegheny Institute (a non-partisan research and educational institute) from 1995 to 2001; host of "Focus on the Issues," a syndicated public affairs television program originating on WPCB, Cornerstone
                  TeleVision.

Name:             A.J. Elko*
Birthdate:        September 4, 1963
Address:          333 West Vine Street, Suite 206
                  Lexington, KY 40507
Position with
Portfolio:        President
Occupation:       President  and Chief  Executive  Officer  of  Jordan  American
                  Holdings,  Inc. since 2001. Chief Operating  Officer and Chief
                  Financial Officer of Jordan American Holdings, Inc. from 1999 to 2001. Vice-President of IMPACT Financial Network, Inc.
                  since 1999, President of IMPACT Administrative  Services, Inc.
                  since 2001 and President of IMPACT Tax and Business  Services,
                  Inc. since October, 2000. Chief Operating Manager and founder of A.J. Elko & Associates, LLC, (a tax planning and tax preparation services company) From 1995 to 2000.

Name:             Oleen Eagle
Birthdate:        September 28, 1930
Address:          3215 Chestnut Street
                  Murrysville, PA 15668
Position with
Portfolio:        Trustee

Occupation:       President  of  Cornerstone  TeleVision  since  1987,  Vice and
                  General   Manager  of  Cornerstone   TeleVision,   1976--1987,
                  President and Director of Group C (a for profit  subsidiary of
                  Cornerstone   TeleVision)   since  1991,  Vice  President  and
                  Director  of  Christian  Advance  International  (a  nonprofit
                  Christian missionary organization) since 1985.

Name:             Mark Dreistadt
Birthdate:        July 27, 1954
Address:          133 Harvest Lane
                  Harrison City, PA 15636
Position with
Portfolio:        Trustee
Occupation:       Vice  President of  Administration  and Finance at Cornerstone
                  TeleVision  since January 2000.  From January 1999 to December
                  2000, General Manager of WPXU, a Paxson Family television station, in Decatur, Illinois. From January 1989 to December
                  1998, General Manager at FHL Television, which was acquired by Paxson in 1999.

Name:             Emmett A. Pais, CPA*
Birth date:       November 14, 1963
Address:          185 Mary Ellen Drive
                  North Versailles, PA 15137
Position with
Portfolio:        Secretary and Treasurer
Occupation:       CFO of Jordan American Holdings,  Inc. since 2001.  Accounting and Tax  Manager of IMPACT  Tax and  Business  Services,  Inc.
                  since 2000. Tax preparer and accountant for John W. Sinichak, CPA from 1998 to 2000. Staff auditor for audit department of USBANCORP, Inc. from 1997 to 1998.

     * An "interested person" of IMIT, as defined in the Investment Company Act of 1940, as amended.

     Trustees who are not interested persons of IMIT or the adviser receive compensation of $500 per meeting attended. For the fiscal year ended September 30, 2001, the non-interested trustees of IMIT received the following compensation:

     Independent Trustee   Compensation from IMIT   Total Compensation from IMIT
     -------------------   ----------------------   ----------------------------
         Oleen Eagle               $2,000                       $2,000

                                 TRUST OWNERSHIP

     As of January 28, 2002, officers and Trustees of IMIT owned individually and together less than 1% of IMIT's outstanding Shares.

                          INVESTMENT ADVISORY SERVICES

     The Portfolio's adviser is Equity Assets Management, Inc. ("EAM"), a wholly-owned subsidiary of Jordan American Holdings, Inc. ("JAHI"). JAHI is a holding company whose principal subsidiary is EAM. W. Neal Jordan and the Kirkland S. and Rena B. Lamb Foundation are presumed to be control persons of EAM because they each own more than 25% of the voting stock of JAHI. The Portfolio's principal distributor, IMPACT Financial Network, Inc., is an affiliate of EAM. Subject to the authority of the Board of Trustees of the Portfolio, EAM is responsible for the overall management of the Portfolio.

     Denali Advisors LLC, the Portfolio's sub-adviser, is a Delaware limited liability company. Robert G. Snigaroff is presumed to be a control person of Denali Advisors LLC because he has the right to vote more than 25% of a class of interests of Denali. Progress Putnam Lovell Ventures, LLC, is presumed to be a control person of Denali because it has the right to vote more than 25% of a class of interests of Denali. Progress-Putnam Lovell Advisors LLC is a joint venture between Progress Investment Management Company, one of the country's leading multi-manager investment management specialists and a member of the Liberty Financial Companies, Inc. (NYSE: L) family of companies, and Putnam Lovell Capital Partners Inc., the private capital affiliate of investment bank Putnam Lovell Securities Inc. Generally, the sub-adviser provides the Portfolio with on-going research, analysis, advice and judgments regarding the Portfolio's investments. Under the sub-advisory agreement with the Portfolio, Denali (i) makes investment decisions regarding the Invested Assets of the Portfolio; (ii) places purchase and sale orders on behalf of the Portfolio on a timely basis to implement such investment decisions; (iv) employs professional portfolio managers and securities analysts to provide research services to the Portfolio, including, analysis, advice, and judgments regarding individual investments, general economic conditions, trends and long-range investment policy; and (v) furnishes the Portfolio with whatever statistical information the Portfolio may reasonably request with respect to the securities that the Portfolio may hold or contemplate purchasing

Advisory Fee
------------

     Each class of shares of the Portfolio pays its respective pro rata portion of the advisory fee which is paid monthly by the Portfolio.

     For its services, EAM is paid an annual base fee equal to 1.20% of the Portfolio's average daily net assets. Before the fee based on the asset charge is paid, it is adjusted monthly for investment performance. The adjustment will be calculated using the percentage point difference between the change in the net asset value of one Class A share of the Portfolio and the change in the S&P 500 Index ("Index"). The performance of one Class A share of the Portfolio is measured by computing the percentage difference between the opening and closing net asset value of one share of the Portfolio, as of the last business day of the period selected for comparison, adjusted for dividend or capital gain distributions, which are treated as reinvested at the end of the month during which the distribution was made. The performance of the Index for the same period is established by measuring the percentage difference between the beginning and ending Index for the comparison period. The Index performance is adjusted for dividend or capital gain distributions (on the securities which comprise the Index), which are treated as reinvested at the end of the month during which the distribution was made. One percentage point will be subtracted from the percentage point difference in performance to help assure that the performance adjustment is attributable to EAM's management abilities rather than random fluctuations. The result is multiplied by 0.01, then multiplied by the Portfolio's average net assets for the comparison period. This product next shall be divided by the number of months in the comparison period to determine the monthly performance adjustment.

     Where the Portfolio's share performance exceeds that of the Index, the base fee will be increased by the adjustment amount determined in the preceding paragraph. Where the performance of the Index exceeds the performance of the Portfolio's Class A shares, the base fee will be decreased by the amount of the performance adjustment. The maximum annual advisory fee that the Portfolio will pay will be 1.90% of average daily net assets and the minimum annual advisory fee will be 0.50% (unless the adviser voluntarily agrees to waive its fee).

     The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed. The sub-adviser's fee is 50% of the adviser fee and is paid by the adviser out of its fees.

                             DISTRIBUTION OF SHARES

     IMPACT Financial Network, Inc. ("IFNI") is the principal distributor of shares of IMIT. IFNI is located at 2155 Resort Drive, Suite 108 Steamboat Springs, CO 80487. IFNI is a Florida corporation, and is an affiliate of EAM. IFNI does not receive any fee or other compensation except as described under "Distribution Plan" below, and "Brokerage Transactions" herein.

DISTRIBUTION OF CLASS A SHARES
------------------------------

     Class A shares of the Portfolio are sold with a front-end sales charge. This sales charge is discussed in the Portfolio's prospectus.

     The amount of sales charge reallowed to dealers, as a percentage of the offering price of Class A shares, is as follows:

       Amount of Purchase                         Amount Paid to Dealers
       ------------------                         ----------------------
Under $25,000                                               5.00%
$25,000 but less than $50,000                               4.25%
$50,000, but less than $100,000                             3.75%
$100,000, but less than $250,000                            2.75%
$250,000, but less than $500,000                            2.00%
$500,000, but less than $750,000                            1.60%
$750,000 but less than $1 million                           1.20%
$1 million or more and certain other
investments described                                       none

     A commission will be paid to authorized dealers who initiate and are responsible for purchases of $1 million or more of Class A shares during the first 12 months of operation of the Class A shares.

     IFNI will pay the dealer concession to those selected dealers who have entered into an agreement with IFNI. The dealer's concession may be changed from time to time. Further, IFNI may from time to time offer incentive compensation to dealers who sell Portfolio shares subject to sales charges, allowing such dealers to retain an additional portion of the sales charge. On some occasions, such cash or incentives will be conditioned upon the sale of a specified minimum dollar amount of the Portfolio shares during a specified period of time. A dealer who receives all or substantially all of the sales charge may be considered an "underwriter" under federal securities laws. All such sales charges are paid to the securities dealer involved in the trade, if any. No sales charge will be assessed on the reinvestment of dividends or distributions.

DISTRIBUTION PLANS
------------------

     The Portfolio has adopted Rule 12b-1 Plans (the "Plans"), for Class A and F shares. The Plans provide that IFNI, as distributor, is entitled to a reimbursement each month for the actual expenses incurred in the distribution and promotion of the Portfolio's shares, including but not limited to, printing of prospectuses and reports used for sales purposes, preparation and printing of sales literature and related expenses, advertisements, and other distribution-related expenses as well as any distribution or service fees paid to securities dealers or others who have executed a dealer agreement with IFNI. Any expense of distribution in excess of the 12b-1 fees under the Plans will be borne by the adviser without any reimbursement or payment by the Portfolio.

     The Plans also provides that to the extent that the Portfolio, the adviser, IFNI or other parties on behalf of the Portfolio, the adviser or IFNI makes payments that are deemed to be payments for the financing of any activity primarily intended to result in the sale of shares issued by the Portfolio within the context of Rule 12b-1, such payments shall be deemed to be made pursuant to the applicable Plan. In no event shall the payments made under the Plans, plus any other payments deemed to be made pursuant to the Plan, exceed the amount permitted to be paid pursuant to the Conduct Rule 2830 of the National Association of Securities Dealers, Inc.

     Other expenses of distribution and marketing in excess of the maximum amounts permitted by the Plans per annum will be borne by IFNI, and any amounts paid for the above services will be paid pursuant to a servicing or other agreement.

     The Plans were approved by the Board, including a majority of the Trustees who are not "interested persons" of IMIT as defined in the 1940 Act (and each of whom has no direct or indirect financial interest in the Plans or any agreement related thereto, referred to herein as the ("12b-1 Trustees"). The Board determined that a Plan may be of benefit to the relevant class of the Portfolio, to the shareholders of such class, and to the Trust by helping the Portfolio and its classes facilitate sales of shares to increase the assets in the Portfolio, and, therefore, to achieve economies of scale. The Plans may be terminated at any time by the vote of the Board or the 12b-1 Trustees, or by the vote of a majority of the outstanding applicable class of shares of the Portfolio.

     IFNI, the Portfolio's distributor, and EAM, adviser to the portfolio and affiliate of IFNI, each have a financial interest in the operation of the Plans. Charles R. Clark, Sr. Portfolio Manager of EAM, and President of IFNI, has a direct financial interest in the operation of the Plans. A. J. Elko, President of IMIT, President and CEO of JAHI, and Vice President of IFNI, has a direct financial interest in the operation of the Plans. Gerald Bowyer, Trustee and Chief Economic Adviser of IMIT and Director of JAHI has a direct financial interest in the operation of the Plans. Emmett Pais, Secretary and Treasurer of IMIT and CFO of JAHI has an indirect financial interest in the operation of the Plans.

                                 CODES OF ETHICS

     IMIT, the investment adviser, the sub-investment adviser and distributor each have adopted a code of ethics under Rule 17j-1 of the Investment Company Act. These codes permit personnel to invest in securities, including securities that may be purchased or sold by the Portfolio, subject to pre-clearance by IMIT's Compliance Officer and certain other conditions.

                   ADMINISTRATIVE SERVICES, TRANSFER AGENT AND
                            DIVIDEND DISBURSING AGENT

     IMPACT Administrative Services, Inc., ("IASI"), 333 West Vine Street, Suite 206, Lexington, Kentucky, 40507, is responsible for performing and overseeing administrative, transfer agent, dividend disbursing and fund accounting services on behalf of the Portfolio. IASI is an affiliate of EAM, the Portfolio's adviser. The fee paid to IASI for services is as follows:

     For the transfer agency and dividend disbursing services rendered by the Administrator pursuant to this Agreement, IMIT shall pay the Administrator at the beginning of each month, a fee, calculated as follows:

     Fee per shareholder account                                           $8.25
     Minimum annual fee per initial portfolio                            $15,000
     Additional annual fee for each additional class                      $5,000

     For  the   administration   and   accounting   services   rendered  by  the
Administrator pursuant to this Agreement, IMIT shall pay the Administrator at the beginning of each month, a fee, calculated as follows:

     Fee for first $50 million in total fund assets                      0.06%1
     Fee for over $50 million up to $100 million in total fund assets    0.05%1
     Fee for over $100 million in total fund assets                      0.04%1
     Minimum annual fee                                                  $48,000
     Additional annual fee for each additional class                     $12,000

--------
1 Calculated annually of the average daily net assets of each portfolio for the previous month.

CUSTODIAN
---------

     The  custodian  for the  securities  and cash of IMIT and the  Portfolio is
Fifth  Third  Bank,  38  Fountain  Square  Plaza,  Cincinnati,   OH  45263.  The
custodian's fee is paid by the Portfolio.

INDEPENDENT AUDITORS
--------------------

     Spicer, Jeffries & Co., 4155 E. Jewell Avenue, Suite 307, Denver, Colorado 80222, serves as the independent auditor for the Portfolio. The auditor's fee is paid by the Portfolio.

                             BROKERAGE TRANSACTIONS

     The adviser and/or sub-adviser, when effecting the purchases and sales of portfolio securities for the account of the Portfolio, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges if reasonable in relation to brokerage and research services provided to the Portfolio or the adviser by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information on the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The adviser and/or sub-adviser may use research and services provided to it by brokers and dealers in servicing all its clients; however, not all such services will be used by the adviser and/or sub-adviser in connection with the Portfolio. Brokerage may also be allocated to dealers in consideration of the Portfolio's share distribution but only when execution and price are comparable to that offered by other brokers.

     Some securities considered for investment by the Portfolio may also be appropriate for other clients served by the adviser and/or sub-adviser. If purchases or sales of securities consistent with the investment policies of the Portfolio and one or more of these other clients served by the adviser and/or sub-adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the adviser and/or sub-adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the adviser and/or sub-adviser, and the results of such allocations, are subject to periodic review by the Portfolio's Board of Trustees.

                          SHARES OF BENEFICIAL INTEREST

GENERAL INFORMATION

     IMIT is a Massachusetts business trust. IMIT's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Trust presently has four series of shares, comprised of (i) IMPACT Total Return Portfolio, (ii)
IMPACT 25 Fund, (iii) IMPACT 25 Variable Fund and (iv) Schneider Large Cap Variable Fund. Each of the IMPACT Total Return Portfolio and IMPACT 25 Fund have four classes, designated as Class A shares, Class F shares, Class R shares (formerly designated the Traditional Class, Wholesale Class and Retail Class respectively) and Institutional Class shares. The Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

     Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Portfolio's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shareholders of the Portfolio are entitled to receive the assets available for distribution belonging to the Portfolio. As used in the Prospectus and in this Statement of Additional Information, "assets belonging to the Portfolio" means the consideration received by the Portfolio upon the issuance or sale of shares in the Portfolio together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange or liquidation of such investments, and any funds or amounts derived from any reinvestment of such proceeds.

VOTING RIGHTS

     Each share of the Portfolio gives the shareholder one vote in Trustee elections and all other matters submitted to shareholders for a vote. All shares in IMIT have equal voting rights. Shares of all the portfolios of IMIT would be able to vote on the election of Trustees and in certain trust matters. Only holders of shares of a particular portfolio or share class will be able to vote on matters relating solely to that portfolio or share class.

     As a Massachusetts business trust, IMIT is not required to hold annual shareholder meetings, and does not intend to hold annual meetings.

     Trustees may be removed by the Board of Trustees or by shareholders at a special meeting. A special meeting of shareholders may be called by the Board of Trustees at any time and will be called by Trustees upon the written request of shareholders owning at least 10% of IMIT's outstanding shares of all series entitled to vote.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a series will be required in connection with a matter, a series will be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical, or that the matter does not affect any interest of the series. Under Rule 18f-2, the approval of any amendment to the investment advisory agreement or any change in investment policy submitted to shareholders would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to series.

MASSACHUSETTS PARTNERSHIP LAW

     Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of IMIT. To protect its shareholders, IMIT has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of IMIT. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument IMIT or its Trustees enter into or sign.

     In the unlikely event that a shareholder is held personally liable for IMIT's obligations, IMIT is required by its Declaration of Trust to use its property to protect or compensate the shareholder. On request, IMIT will defend any claim made and pay any judgment against a shareholder for any act or obligation of IMIT. Therefore, financial loss resulting from liability as a shareholder will occur only if IMIT itself cannot meet its obligations to indemnify shareholders and pay judgments against them

                                PURCHASING SHARES

     Except under certain circumstances described in the prospectus, shares are sold at their net asset value on days the New York Stock Exchange is open for business. The procedure for purchasing shares is explained in the Prospectus under "How To Purchase Shares."

                                REDEEMING SHARES

     The Portfolio redeems shares at the next computed net asset value after the Portfolio receives the redemption request. Redemption procedures are explained in the prospectus under "How To Redeem Shares."

     REDEMPTION IN KIND. IMIT has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, under which IMIT is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the respective class's net asset value during any 90-day period.

     Any redemption beyond this amount will also be in cash unless Trustees determine that payments should be in kind. In such a case, the Portfolio will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Portfolio determines net asset value. The portfolio instruments will be selected in a manner that Trustees deem fair and equitable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

                     TRANSACTION FEE ON CERTAIN REDEMPTIONS

     For the institutional class of shares only, the Portfolio requires the payment of a transaction fee on redemption of Shares held for less than one year equal to 1.75% of the net asset value of such Shares redeemed at the time of redemption. This additional transaction fee is paid to the Portfolio, NOT to the adviser, distributor or transfer agent. It is NOT a sales charge or a contingent deferred sales charge. The fee does not apply to redeemed Shares that were purchased through reinvested dividends or capital gain distributions. The purpose of the additional transaction fee is to indirectly allocate transaction costs associated with redemptions to those investors making redemptions after holding their shares for a short period, thus protecting existing shareholders. These costs include: (1) brokerage costs: (2) market impact costs -i.e., the decrease in market prices which may result when the Portfolio sells certain securities in order to raise cash to meet the redemption request: (3) the realization of capital gains by the other shareholders in the Portfolio; and (4) the effect of the "bid-ask" spread in the over-the-counter market. The 1.75% amount represents the Portfolio's estimate of the brokerage and othre transaction costs which may be incurred by the Portfolio in disoposing of stocks in which the Portfolio may invest. Withour the additional transaction fee, the Portfolio would generally be selling its shares at a price less than the cost to the Portfolio of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment
performance  for  all  shareholders  in  the  Portfolio.   With  the  additional
transaction fee, the transaction costs of selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making redemptions. For purposes of this redemtion feature, shares purchased first will be cosidered to be shares redeemed.

                                   TAX STATUS

     The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify for this treatment, the Portfolio must, among other requirements:

     o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

     o    invest in securities within certain statutory limits; and

     o distribute to its shareholders at least 90% of its net income earned during the year.

     To the extent that a fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions. If a fund fails to qualify for such treatment, it is required to pay such taxes.

     Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. No portion of any income dividend paid by the Portfolio is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

     Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Portfolio Shares.

                             PERFORMANCE INFORMATION

     From time to time, the Portfolio may advertise its total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representations can be made regarding actual future returns.

     Total return represents the change, over a specific period of time, in the value of an investment in the Portfolio after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

     The average annual total return for shares of the Portfolio is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load adjusted over the period by any additional shares, assuming the quarterly reinvestment of all dividends and distributions.

     Average annual total return quotations used in the Portfolio's advertising and promotional materials are calculated according to the following formula:

                                P(1 + T)^n = ERV

     Where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

     To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in any class of shares, the performance will be reduced for those shareholders paying those fees.

PERFORMANCE COMPARISONS
-----------------------

     The performance of shares depends upon such variables as:

     o    portfolio quality;

     o    average portfolio maturity;

     o    type of instruments in which the portfolio is invested;

     o    changes in interest rates and market value of portfolio securities;

     o    changes in the Portfolio's expenses; and

     o    various other factors.

     The Portfolio's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of total return.

     To help investors evaluate how the Portfolio might satisfy their investment objective, advertisements regarding the Portfolio may discuss total return for the Portfolio as reported by various financial publications. Advertisements may also compare total return to total return as reported by other investments, indices and averages, including the Standard & Poor's 500 Composite Stock Price Index.

                                     PART C

                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a)  Amendment No. 2 to Declaration Trust (8)

(b)  By-Laws (1)

(c)  Article III of the Declaration of Trust (8)

(d)  (i)    Investment  Advisory  Agreement  with respect to IMPACT Total Return
            Portfolio - filed herewith
     (ii)   Sub-Investment  Advisory  Agreement  with  respect  to IMPACT  Total
            Return Portfolio - filed herewith
     (iii)  Investment  Advisory  Agreement  with  respect to the IMPACT 25 Fund
            (fka Jordan 25 Fund) -- filed herewith
     (iv)   Investment  Advisory  Agreement with respect to the Schneider  Large
            Cap Variable Fund - filed herewith
     (v)    Investment Advisory Agreement with respect to the IMPACT 25 Variable
            Fund (fka Jordan 25 Variable Fund) - filed herewith
     (vi)   Form of Sub-Investment Advisory Agreement with respect to the IMPACT
            25 Fund - filed herewith

(e)  Amended and Restated Underwriting Agreement - filed herewith

(f)  Not applicable

(g)  (i)    Form Amended Custody Agreement (2)
     (ii)   Form of Amendment to Amended Custody Agreement - filed herewith

(h)  Amended and Restated Administrative Services Agreement - filed herewith

(i)  Opinion and Consent of Counsel (2)

(j)  Not applicable

(k)  Not applicable

(l)  Subscription Agreement (2)

(m)  Distribution Plans pursuant to Rule 12b-1
     (i) Second Amended and Restated 12b-1 Plan for Class R shares of IMPACT Total Return Portfolio (8)
     (ii) Amended and Restated 12b-1 Plan for Class A shares of IMPACT Total Return Portfolio (8)
     (iii) Amended and Restated 12b-1 Plan for Class F shares of IMPACT Total Return Portfolio (8)
     (iv)   Amended and Restated 12b-1 Plan for Class R shares of IMPACT 25 Fund
            (8)
     (v) Amended and Restated 12b-1 Plan for Class A shares of the IMPACT 25 Fund (8)
     (vi) Second Amended and Restated 12b-1 Plan for Class F shares of the IMPACT 25 Fund - filed herewith
     (vii)  12b-1 Plan for IMPACT 25 Variable Fund (fka Jordan 25 Variable Fund)
            - filed herewith
     (viii) 12b-1 Plan for Schneider Large Cap Variable Fund -- filed herewith

(n)  (i)    Amended  and  Restated  Rule  18f-3  Plan for  IMPACT  Total  Return
            Portfolio (8)
     (ii)   Amended  and  Restated  Rule  18f-3  Plan for IMPACT 25 Fund - filed herewith

(o)  Not applicable

(p)  (i)    Code  of  Ethics  of  Impact  Management  Investment  Trust,  Jordan
            American  Holdings,  Inc.,  Equity Assets Management Inc. and Impact
            Financial Network Inc. (6)
     (ii)   Code of Ethics of Schneider Capital Management Corporation (8)
     (iii)  Code of Ethics of Denali Advisors LLC - filed herewith

(1) Incorporated by reference to IMIT's Registration Statement on Form N-1A, which was filed via EDGAR on February 18, 1997.

(2) Incorporated by reference to Pre-Effective Amendment No. 2 which was filed via EDGAR on June 26, 1997.

(3) Incorporated by reference to Post-Effective Amendment No. 3, which was filed via EDGAR on April 3, 1998.

(4) Incorporated by reference to Post-Effective Amendment No. 4, which was filed via EDGAR on February 16, 1999.

(5) Incorporated by reference to Post-Effective Amendment No. 5, which was filed via EDGAR on April 30, 1999.

(6) Incorporated by reference to Post-Effective Amendment No. 8, which was filed via EDGAR on October 24, 2000.

(7) Incorporated by reference to Post-Effective Amendment No. 11, which was filed via EDGAR on January 29, 2001.

(8) Incorporated by reference to Post-Effective Amendment No. 12, which was filed via EDGAR on January 28, 2001.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Inapplicable.

ITEM 25.  INDEMNIFICATION

     Article XI,  Section 2 of IMIT's  Declaration  of Trust and  Article  VIII,
Section 8.1 of IMIT's Bylaws limit the liability of IMIT's trustees and officers and provide for indemnification of IMIT's trustees, officers, employees or agents for liabilities and expenses that they may incur in such capacities. In general, IMIT will indemnify its trustees and officers against any liability except for willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee or officer.

     Pursuant to an agreement (the "Agreement") by which IMPACT Administrative Services, Inc. ("IASI") is appointed administrator, transfer agent and dividend disbursing agent, IMIT agrees to indemnify and hold IASI harmless from and against, any and all losses, damages, costs, reasonable attorneys' fees and expenses, payments expenses and liabilities, except for a loss or expense resulting from misfeasance, bad faith or negligence on IASI's part in the performance of its duties or from disregard by IASI of its obligations and duties under the Agreement, arising out of or attributable to:

     (1) The reliance on or use by IASI of its officers, employers or agents of information, records, or documents which are received by IASI or its officers, employers or agents and furnished to it or them by or on behalf of IMIT, and which have been prepared or maintained by IMIT or its officers, employees or agents;

     (2) IMIT's refusal or failure to comply with the terms of the Agreement or IMIT's lack of good faith, or its actions, or lack thereof, involving gross negligence or willful misfeasance;

     (3) The taping or other form of recording of telephone conversations or other forms of electronic communications with other agents of IMIT, its investors and shareholders, or reliance by IASI on telephone or other electronic instructions of any person acting on behalf of a shareholder or shareholder account for which telephone or other electronic services have been authorized; and

     (4) The offer or sale of shares by IMIT in violation of any requirement under the Federal securities laws or regulations or the securities laws or regulations of any state, or in violation of any stop order or other determination or ruling by any Federal agency or any state agency with respect to the offer or sale of such shares in such state resulting from activities, actions, or omissions by IMIT or its officers, employees, or agents prior to the effective date of this Agreement.

     Pursuant to Rule 484 under the Securities Act of 1933, IMIT furnishes the following undertaking:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information pertaining to business and other connections of the registrant's investment adviser and sub-advisers is hereby incorporated by reference to the section of the prospectuses captioned "Management of the Portfolio" and to the section of the statements of additional Information captioned "Investment Advisory Services."

     (1) A.J. Elko, an officer of IMIT, is an officer of the adviser. The adviser has engaged, and is currently engaged, in providing financial advisory services for individual investors as well as common trust funds. No director or officer of the adviser has engaged in any other business during the past two years.

     (2) Schneider Capital Management, a Pennsylvania corporation, serves as a sub-adviser to the IMPACT Total Return Portfolio and as the adviser to the Schneider Large Cap Variable Portfolio. Schneider Capital provides financial advisory services primarily to institutional clients. Mr. Schneider, the president and sole director of the sub-adviser has not engaged in any other business during the past two years. Steven J. Fellin, an officer of the sub-adviser, was a trustee of IMIT during the past two years.

     (3) Denali Advisors, LLC, a Delaware limited liability company, serves as a sub-adviser to the IMPACT 25 Fund. Denali provides financial advisory services primarily to institutional clients.. The principals of Denali have held the following positions of a substantial nature in the past two years:

                             Other Business, Vocation, Profession or
     Name                    Employment of a Substantial Nature
     --------------------    ---------------------------------------------------
     Robert Snigaroff        Chief Investment Officer for the San Diego County
                             Employee Retirement Account
     Mike Munson             Portfolio Manager for the San Diego County
                             Employee Retirement Account
     John Chiu               Associate Director at First Quadrant

ITEM 27.  PRINCIPAL UNDERWRITERS

     (a)  Inapplicable

     (b) The following is certain information with respect to the officers and directors of IMPACT Financial Network, Inc., the principal distributor for IMIT:

                            Positions and Offices with     Positions and Offices
Name and Address            Underwriter                    with Registrant
------------------------    --------------------------     ---------------------
Charles R. Clark            President and Sole Directo     None
333 West Vine Street,
Suite 206
Lexington, KY 40507

A.J. Elko                   Vice-President                 President
333 West Vine Street,
Suite 206
Lexington, KY 40507

     (c)  Inapplicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

     All such  accounts,  books and other  documents  are  maintained by Section
31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one or more of the following locations:

     Registrant, 333 West Vine Street, Suite 206, Lexington, KY 40507

     EAM, Inc., 2155 Resort Drive, Suite 108, Steamboat Springs, CO 80487

     IMPACT Administrative Services, Inc., 333 West Vine Street, Suite 206, Lexington, KY 40507

     IMPACT Administrative Services, Inc., Shared Service Center, 2933 Jack's Run Road, White Oak, PA 15131

     The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

ITEM 29.  MANAGEMENT SERVICES

          Not applicable

ITEM 30.  UNDERTAKINGS

          Not applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this Post Effective Amendment No. 13 to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lexington and the Commonwealth of Kentucky on the 29th day of January, 2002.

                                        Impact Management Investment Trust

                                        By: /s/ A.J. Elko
                                            ------------------------------
                                            A.J. Elko, President

     Pursuant to the requirement of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                          Title                    Date
---------                          -----                    ----


/s/ Gerald L. Bowyer               Chairman of the          January  29, 2001
------------------------------     Board of Trustees
Gerald L. Bowyer


/s/ A.J. Elko                      President                January  29, 2001
------------------------------
A.J. Elko


/s/ Oleen Eagle                    Trustee                  January  29, 2001
------------------------------
Oleen Eagle


/s/ Mark Dreistadt                 Trustee                  January  29, 2001
------------------------------
Mark Dreistadt

                                INDEX TO EXHIBITS


Exhibit No.                                                                Page
-----------                                                                ----

23(d)     (i) Investment Advisory Agreement with respect to
          IMPACT Total Return Portfolio                                    A-1
          (ii) Sub-Investment Advisory Agreement with respect to
          IMPACT Total Return Portfolio                                    AA-1
          (iii) Investment Advisory Agreement with respect to the
          IMPACT 25 Fund (fka Jordan 25 Fund)                              AB-1
          (iv) Investment Advisory Agreement with respect to the
          Schneider Large Cap Variable Fund                                AC-1
          (v) Investment Advisory Agreement with respect to the
          IMPACT 25 Variable Fund (fka Jordan 25 Variable Fund)            AD-1
          (vi) Form of Sub-Investment Advisory Agreement with
          respect to Impact 25 Fund                                        AE-1
23(e)     Amended and Restated Underwriting Agreement                      B-1
23(g)     Form of Amendment to Amended and Restated Custody Agreement      C-1
23(h)     Amended and Restated Administrative Services Agreement           D-1
23(m)     (vi) Second Amended and Restated 12b-1 Plan for Class F
          shares of the IMPACT 25 Fund                                     E-1
          (vii) 12b-1 Plan for IMPACT 25 Variable Fund (fka
          Jordan 25 Variable Fund)                                         EA-1
          (viii) 12b-1 Plan for Schneider Large Cap Variable Fund          EB-1
23(n)     (ii) Amended and Restated Rule 18f-3 Plan for IMPACT 25
          Fund                                                             F-1
23(p)     (iii)  Code of Ethics of Denali Advisers, LLC                    G-1